Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value
	ASSET BACKED SECURITIES - 33.0%
	AUTOMOBILES - 21.5%
$ 2,090,000	Americredit Automobile Receivables Trust 2016-4	2.7400		12/8/2022	$ 2,121,181
2,100,000	AmeriCredit Automobile Receivables Trust 2017-4	3.0800		12/18/2023	2,172,463
1,000,000	Americredit Automobile Receivables Trust 2019-1	3.6200		3/18/2025	1,044,204
2,030,000	Americredit Automobile Receivables Trust 2020-2	2.1300		3/18/2026	2,061,743
2,000,000	CarMax Auto Owner Trust 2017-3	3.4600		10/16/2023	2,047,896
1,000,000	CarMax Auto Owner Trust 2018-1	2.9500		11/15/2023	1,031,720
1,050,000	CarMax Auto Owner Trust 2018-2	3.9900		4/15/2025	1,094,508
4,000,000	Credit Acceptance Auto Loan Trust 2019-1 ^	3.7500		4/17/2028	4,192,744
2,000,000	Credit Acceptance Auto Loan Trust 2019-3 ^	3.0600		3/15/2029	2,063,871
1,980,000	Drive Auto Receivables Trust	4.3000		9/16/2024	2,070,924
775,934	Drive Auto Receivables Trust 2016-C ^	4.1800		3/15/2024	790,110
2,424,133	Drive Auto Receivables Trust 2018-1	3.8100		5/15/2024	2,478,453
1,225,000	First Investors Auto Owner Trust ^	4.9200		8/15/2024	1,265,424
3,000,000	First Investors Auto Owner Trust 2016-2 ^	5.7500		9/15/2023	3,055,422
2,250,000	First Investors Auto Owner Trust 2017-2 ^	5.4800		10/15/2024	2,324,965
2,000,000	First Investors Auto Owner Trust 2019-2 ^	3.8800		1/15/2026	2,035,025
1,000,000	First Investors Auto Owner Trust 2020-1 ^	4.6300		6/16/2026	1,045,460
5,750,000	Flagship Credit Auto Trust 2016-4 ^	6.4400		1/16/2024	5,923,507
2,000,000	Flagship Credit Auto Trust 2017-1 ^	6.4600		12/15/2023	2,093,146
983,755	Santander Drive Auto Receivables Trust 2017-1	3.1700		4/17/2023	994,374
2,000,000	Santander Drive Auto Receivables Trust 2017-3 ^	4.9700		1/15/2025	2,077,421
3,250,000	Santander Drive Auto Receivables Trust 2018-1 ^	4.3700		5/15/2025	3,344,884
2,000,000	Santander Drive Auto Receivables Trust 2018-5	4.1900		10/17/2022	2,084,197
2,000,000	Santander Drive Auto Receivables Trust 2019-1	3.6500		4/15/2025	2,080,594
1,550,000	Santander Drive Auto Receivables Trust 2019-2	3.2200		7/15/2025	1,602,592
2,595,000	Santander Retail Auto Lease Trust 2019-A ^	3.6600		5/20/2024	2,676,024
13,746	Toyota Auto Receivables 2017-B Owner Trust	1.7600		7/15/2021	13,771
1,000,000	Westlake Automobile Receivables ^	3.2000		11/15/2024	1,031,655
3,000,000	Westlake Automobile Receivables Trust 2019-1 ^	4.4900		7/15/2024	3,121,435
1,500,000	Westlake Automobile Receivables Trust 2019-3 ^	3.5900		3/17/2025	1,495,104
1,000,000	Westlake Automobile Receivables Trust 2020-2 ^	2.7600		1/15/2026	1,026,930
					62,461,747
	COMMERCIAL MORTGAGE BACKED SECURITIES- 2.7%
680,477	COMM 2012-CCRE5 Mortgage Trust ^	4.4634	#	12/10/2045	665,490
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 ^	4.5000		8/15/2045	2,579,838
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	3.9300		11/15/2045	2,054,668
473,383	Morgan Stanley Capital I Trust 2011-C1 ^	5.0330	#	9/15/2047	475,721
2,000,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6	2.3990		11/15/2049	2,021,532
					7,797,249
	OTHER - 8.8%
1,000,000	Dryden 33 Senior Loan Fund, Quarterly US LIBOR +2.4500% ^	2.7250	*	4/15/2029	983,870
2,000,000	JFIN CLO 2015 Ltd., Quarterly US LIBOR +1.7000% ^	1.9504	*	3/15/2026	1,939,556
2,000,000	Madison Park Funding XXIII Ltd., Quarterly US LIBOR +1.7000% ^	1.9445	*	7/27/2030	1,980,708
2,000,000	Madison Park Funding XXIV Ltd., Quarterly US LIBOR +1.7500% ^	2.0217	*	10/20/2029	1,991,134
464,304	MVW Owner Trust 2016-1 ^	2.2500		12/20/2033	465,858
2,063,203	MVW Owner Trust 2017-1 ^	2.4200		12/20/2034	2,107,069
1,440,000	Neuberger Berman CLO XV, Quarterly US LIBOR +2.0500% ^	2.3250	*	10/15/2029	1,404,154
2,540,000	Oaktree EIF III Series II Ltd., Quarterly US LIBOR +1.4500% ^	1.7229	*	7/17/2029	2,517,546
750,000	Octagon Investment Partners 47 Ltd., Quarterly US LIBOR + 4.8800% ^	5.1333	*	4/20/2031	753,750
1,500,000	Octagon Investment Partners XV Ltd., Quarterly US LIBOR +1.7500% ^	2.0217	*	7/19/2030	1,492,205
2,400,000	OZLM XII Ltd., Quarterly US LIBOR +1.6000% ^	1.8682	*	4/30/2027	2,375,138
1,250,000	PFS Financing Corp. ^	2.8600		4/15/2024	1,284,343
625,106	Towd Point Mortgage Trust 2017-5, Monthly US LIBOR +0.6000% ^	0.7481	*	2/25/2057	624,262
720,720	Towd Point Mortgage Trust 2017-6 ^	2.7500	#	10/25/2057	749,958
2,495,809	Towd Point Mortgage Trust 2018-2 ^	3.2500	#	3/25/2058	2,624,845
2,089,469	Towd Point Mortgage Trust 2018-3 ^	3.7500	#	5/25/2058	2,263,622
					25,558,018

	TOTAL ASSET BACKED SECURITIES (Cost $94,522,888)				95,817,014

	CORPORATE BONDS - 56.0%
	COMMUNICATIONS - 5.4%
2,500,000	Netflix, Inc.	5.7500		3/1/2024	2,760,937
100,000	Netflix, Inc.	5.8750		2/15/2025	112,936
3,000,000	Qwest Corp.	6.7500		12/1/2021	3,169,225
3,000,000	Sirius XM Radio, Inc. ^	5.3750		7/15/2026	3,129,600
2,525,000	T-Mobile USA, Inc.	6.0000		4/15/2024	2,581,030
750,000	VeriSign, Inc.	4.6250		5/1/2023	755,231
3,050,000	VeriSign, Inc.	4.7500		7/15/2027	3,238,719
					15,747,678

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

Par Value		Coupon Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 56.0% (Continued)
	CONSUMER DISCRETIONARY - 10.1%
$ 3,200,000	BMC East LLC ^	5.5000		10/1/2024	$ 3,294,000
2,000,000	Ford Motor Credit Co. LLC	3.3360		3/18/2021	2,003,000
2,000,000	General Motors Financial Co., Inc.	4.2000		11/6/2021	2,064,623
2,000,000	General Motors Financial Co., Inc.	5.7000	#	3/30/2069	2,012,500
2,230,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.	6.1250		12/1/2024	2,316,178
1,850,000	Hyundai Capital America ^	3.5000		11/2/2026	1,982,339
310,000	Lennar Corp.	4.5000		4/30/2024	332,281
500,000	Levi Strauss & Company	5.0000		5/1/2025	512,500
3,375,000	Masonite International Corp. ^	5.7500		9/15/2026	3,530,453
2,250,000	Penske Automative Group, Inc.	3.5000		9/1/2025	2,245,050
1,632,000	Service Corp International	5.1250		6/1/2029	1,811,226
475,000	Tempur Sealy International, Inc.	5.6250		10/15/2023	481,581
3,305,000	Tempur Sealy International, Inc.	5.5000		6/15/2026	3,438,076
3,000,000	Wolverine World Wide, Inc. ^	6.3750		5/15/2025	3,178,125
					29,201,932
	CONSUMER STAPLES - 3.1%
3,125,000	Central Garden & Pet Co.	6.1250		11/15/2023	3,194,984
2,879,000	Darling Ingredients, Inc. ^	5.2500		4/15/2027	3,028,348
1,494,000	Ingles Markets, Inc.	5.7500		6/15/2023	1,519,869
1,375,000	Prestige Brands, Inc. ^	6.3750		3/1/2024	1,411,953
					9,155,154
	ENERGY - 5.4%
1,825,000	Continental Resources, Inc.	5.0000		9/15/2022	1,813,283
2,000,000	Diamondback Energy, Inc.	2.8750		12/1/2024	2,027,734
2,150,000	Diamondback Energy, Inc.	5.3750		5/31/2025	2,232,947
3,250,000	Hess Midstream Operations LP ^	5.6250		2/15/2026	3,316,966
2,740,000	Murphy Oil USA, Inc.	5.6250		5/1/2027	2,921,004
3,100,000	Parkland Corp. ^	6.0000		4/1/2026	3,253,063
					15,564,997
	FINANCIAL - 5.9%
1,830,000	Bank of America Corp., Quarterly US LIBOR +3.2920%	5.1250		Perpetual	1,884,809
1,500,000	CIT Group, Inc., SOFRRATE + 3.8270%	3.9290		6/19/2024	1,513,575
2,105,000	First Horizon National Corp.	3.5500		5/26/2023	2,216,432
3,000,000	FirstCash, Inc. ^	4.6250		9/1/2028	3,061,875
1,400,000	JPMorgan Chase & Co., Quarterly US LIBOR +3.3000%	6.0000		Perpetual	1,439,652
1,815,000	Oaktree Specialty Lending Corp.	3.5000		2/25/2025	1,827,515
2,150,000	Quicken Loans LLC ^	3.6250		3/1/2029	2,135,219
500,000	State Street Corp., Quarterly US LIBOR +3.5970%	5.2500		Perpetual	497,400
1,533,000	Synovus Financial Corp., 5 Year USSW Rate +3.3790%	5.9000		2/7/2029	1,583,826
1,000,000	US Bancorp, Quarterly US LIBOR +3.4860%	5.1250		Perpetual	996,600
					17,156,903
	HEALTH CARE - 1.0%
1,165,000	Charles River Laboratories International, Inc. ^	5.5000		4/1/2026	1,229,075
1,716,000	Molina Healthcare, Inc. ^	4.8750		6/15/2025	1,756,575
					2,985,650
	INDUSTRIAL - 8.2%
2,900,000	Allison Transmission, Inc. ^	5.0000		10/1/2024	2,934,612
3,000,000	Ashtead Capital, Inc. ^	4.1250		8/15/2025	3,086,482
4,014,000	ATS Automation Tooling Systems, Inc. ^	6.5000		6/15/2023	4,068,771
3,250,000	BWX Technologies, Inc. ^	5.3750		7/15/2026	3,387,507
3,360,000	MasTec, Inc. ^	4.5000		8/15/2028	3,397,800
3,299,000	Mueller Water Products, Inc. ^	5.5000		6/15/2026	3,417,962
3,270,000	United Rentals North America, Inc.	5.8750		9/15/2026	3,449,409
					23,742,543
	MATERIALS - 8.1%
3,004,000	Blue Cube Spinco LLC	9.7500		10/15/2023	3,105,385
2,402,000	Graphic Packaging International LLC	4.8750		11/15/2022	2,503,521
990,000	HB Fuller Co.	4.0000		2/15/2027	984,085
2,000,000	Huntsman International LLC	5.1250		11/15/2022	2,152,532

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 56.0% (Continued)
	MATERIALS - 8.1% (Continued)
$ 2,700,000	Joseph T Ryerson & Son, Inc. ^	8.5000		8/1/2028	$ 2,848,500
1,000,000	Kaiser Aluminum Corp. ^	4.6250		3/1/2028	934,190
3,181,000	Louisiana-Pacific Corp.	4.8750		9/15/2024	3,274,839
1,500,000	NOVA Chemicals Corp. ^	5.2500		8/1/2023	1,482,173
3,000,000	PolyOne Corp. ^	5.7500		5/15/2025	3,183,750
3,049,000	TriMas Corp. ^	4.8750		10/15/2025	3,094,262
					23,563,237
	REAL ESTATE - 3.8%
3,550,000	HAT Holdings I LLC / HAT Holdings II LLC ^	5.2500		7/15/2024	3,706,378
2,000,000	Iron Mountain, Inc. ^	5.2500		3/15/2028	2,086,250
2,040,000	Sabra Health Care LP	4.8000		6/1/2024	2,145,677
3,145,000	Tanger Properties LP	3.8750		12/1/2023	3,165,994
					11,104,299
	TECHNOLGY - 3.8%
2,180,000	Amkor Technology, Inc. ^	6.6250		9/15/2027	2,343,903
2,500,000	Booz Allan Hamilton, Inc. ^	3.8750		9/1/2028	2,571,063
2,075,000	ON Semiconductor Corp. ^	3.8750		9/1/2028	2,108,096
1,000,000	Open Text Corp. ^	5.8750		6/1/2026	1,039,375
2,685,000	Seagate HDD Cayman	4.8750		3/1/2024	2,926,853
					10,989,290
	UTILITIES - 1.2%
2,625,000	TerraForm Power Operating LLC ^	4.2500		1/31/2023	2,696,610
600,000	TerraForm Power Operating LLC ^	5.0000		1/31/2028	657,930
					3,354,540

	TOTAL CORPORATE BONDS (Cost $161,378,589)				162,566,223

	BANK LOANS - 6.6%
	COMMUNICATIONS - 2.7%
2,984,962	Charter Communications Operating LLC, Monthly US LIBOR +1.7500%	1.9000	*	2/1/2027	2,922,786
2,921,250	Nexstar Broadcasting, Inc., Monthly US LIBOR +2.7500%	2.9051	*	9/19/2026	2,862,825
2,000,000	T-Mobile USA, Inc., Monthly US LIBOR + 3.0000%	3.1466	*	4/1/2027	2,000,000
					7,785,611
	CONSUMER STAPLES - 0.5%
1,330,435	Prestige Brands, Inc., Monthly US LIBOR +2.0000%	2.1466	*	1/26/2024	1,328,772

	INDUSTRIAL - 0.4%
1,160,618	Columbus McKinnon Corp., Quarterly US LIBOR +2.5000%	3.5000	*	1/20/2024	1,157,716

	MATERIALS - 0.7%
1,856,155	HB Fuller Co., Monthly US LIBOR +2.0000%	2.1563	*	10/20/2024	1,834,113

	REAL ESTATE - 0.3%
997,449	Iron Mountain, Quarterly US LIBOR + 1.7500%	1.8966	*	1/2/2026	962,538

	TECHNOLOGY - 1.0%
2,984,732	Open Text Corp., Monthly US LIBOR +1.7500%	1.9064	*	5/30/2025	2,973,540

	UTILITIES - 1.0%
2,955,620	Vistra Energy, Monthly US LIBOR + 1.7500%	1.9005	*	12/31/2025	2,955,620

	TOTAL BANK LOANS (Cost $18,926,381)				18,997,910

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 1.7%
$ 5,000,000	United States Treasury Note	1.3750		1/31/2021	$ 5,020,674
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $5,021,116)
Shares
	EXCHANGE TRADED FUND - 0.8%
25,000	SPDR Bloomberg Barclays High Yield Bond ETF				2,606,750
	TOTAL EXCHANGE TRADED FUND (Cost $2,639,073)

	SHORT-TERM INVESTMENTS - 1.0%
2,760,478	First American Government Obligations Fund - Class X, 0.07% **				2,760,478
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,760,478)

	TOTAL INVESTMENTS (Cost $285,248,525) - 99.1%				$ 287,769,049
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.9%				2,501,972
	NET ASSETS - 100.0%				$ 290,271,021

LLC - Limited Liability Company
LP - Limited Partnership
SOFFRATE - Secured Overnight Funding Rate
^ Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. September 30, 2020, these securities amounted to $152,195,398 or 52.43 % of net assets.
# Variable rate, rate shown represents the rate shown at September 30, 2020
* Floating Rate, rate shown represents the rate at September 30, 2020
** Money Market fund; interest rate reflects seven-day effective yield on September 30, 2020.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Fund's assets and liabilities measured at fair value:

			Level 3
		Level 2	(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Asset Backed Securities	$ -	$ 95,817,014	$ -	$ 95,817,014
Corporate Bonds	-	162,566,223	-	162,566,223
Bank Loans	-	18,997,910	-	18,997,910
U.S. Government Obligations	-	5,020,674	-	5,020,674
Exchange Traded Funds	-	2,606,750	-	2,606,750
Short-Term Investments	2,760,478	-	-	2,760,478
Total	$ 2,760,478	$ 285,008,571	$ -	$ 287,769,049

* Refer to the Portfolio of Investments for classifications
The Fund did not hold any Level 3 securities during the period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Bank Loans Risk - The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund's expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

The identified cost of investments in securities owned by the Fund for federal income for fenderal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 285,275,653	$ 4,063,217	$ (1,569,821)	$ 2,493,396